CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Tax benefit (expense) on currency translation adjustments	$ (6)	$ 3	$ 0	$ 28	$ (14)
Tax benefit (expense) on pension and other employee benefits	5	(3)	(14)	5	(2)
Available-for-sale securities, tax benefit (expense)	8	(4)	(6)	2	$ (3)
Tax benefit (expense) on hedging activities	$ 6	$ 20	$ (4)
Maximum
Tax benefit (expense) on hedging activities				$ 1